Note 19 - Subsequent Event (Details Textual) - Major ordinary share transactions [member] - CAD ($)		3 Months Ended
	Apr. 01, 2025	Jun. 20, 2025
Warrants readjusted from warrant incentive program [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares)	487,848
Warrants readjusted from warrant incentive program [member] | Bottom of range [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share)	$ 4
Warrants readjusted from warrant incentive program [member] | Top of range [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share)	1.75
Incentive warrant [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share)	$ 2.2
Warrants and rights outstanding, term (Year)	1 year
Class of warrant or right, exercised during period (in shares)		480,494
Class of warrant and right, exercisable (in shares)		7,354
Class of warrant and right, exercisable, exercise price (in CAD per share)		$ 4
Non-related consulting firm [member]
Statement Line Items [Line Items]
Shares issued for services	$ 31,250